PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	¥ 2,063,480	$ 290,635	¥ 2,440,214	¥ 1,387,922
Net cash used in investing activities	(3,905,109)	(550,023)	(3,559,252)	(3,772,613)
Net cash generated from financing activities	3,941,134	555,097	2,298,080	967,577
Net (decrease) increase in cash and cash equivalents and restricted cash	2,109,493	297,116	1,281,021	(1,407,964)
Cash and cash equivalents and restricted cash at beginning of year	2,989,494	421,061	1,708,473	3,116,437
Cash and cash equivalents and restricted cash at end of year	5,098,987	$ 718,177	2,989,494	1,708,473
Parent Company
Condensed statements of cash flows
Net cash used in operating activities	29,940		(14,927)	(218,664)
Net cash used in investing activities	(37,571)		(1,670,058)	113,530
Net cash generated from financing activities			1,592,627	143,037
Net (decrease) increase in cash and cash equivalents and restricted cash	(7,631)		(92,358)	37,903
Cash and cash equivalents and restricted cash at beginning of year	7,661		100,019	62,116
Cash and cash equivalents and restricted cash at end of year	¥ 30		¥ 7,661	¥ 100,019